Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)		$ 2,598	$ (29,112)		$ 22,798
Other components of comprehensive income (loss), net of tax:
Change in fair value of derivatives, net of deferred tax	[1],[2]	3,926	5,036		158
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax	[3]	0	(10)	[1]	(130)	[1]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1],[4]	1,239	729		1,563
Comprehensive income (loss)		$ 7,763	$ (23,357)		$ 24,389

[1]	See Note 12 to Notes to Consolidated Financial Statements
[2]	The associated deferred tax expense was $0.6 million, $0.7 million and $0.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.
[3]	The associated deferred tax benefit was $1,000 and $19,000 for the years ended December 31, 2016 and 2015, respectively.
[4]	The associated deferred tax expense was $0.2 million, $0.1 million and $0.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.